Long term incentive plan - Movement in the outstanding awards (Details) - LTIP shares in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unvested LTIP awards at January 1	1,346,000	700,000
LTIP vested and distributed | shares	(384)
New LTIP awards granted	1,715,030	695,330	288,752	506,637
Lapsed awards	(18,000)	(49,000)
Unvested LTIP awards at December 31	2,659,000	1,346,000	700,000
LTIP awards scheduled to vest during 2021 | shares	274	401